CONSOLIDATED STATEMENTS OF OPERATION AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUE
Installation service	$ 23,748,141	$ 24,299,062	$ 20,069,997
Fluid equipment sales	5,452,304	2,798,774	2,925,126
TOTAL REVENUE	29,200,445	27,097,836	22,995,123
COST OF REVENUE
Cost of product and services	18,080,777	16,192,810	13,875,768
Business and sales related taxes	675,507	443,448	380,043
GROSS PROFIT	10,444,161	10,461,578	8,739,312
OPERATING EXPENSES
General and administrative expenses	3,871,309	705,038	1,129,679
Selling expenses	2,187,253	1,742,147	1,434,230
Research and development expenses	508,282	33,847	121,760
Total operating expenses	6,566,844	2,481,032	2,685,669
INCOME FROM OPERATIONS	3,877,317	7,980,546	6,053,643
OTHER INCOME (EXPENSE)
Other income, net	377,174	6,431	15,321
Interest expense	(56,953)	(49,625)	(55,619)
Total other income (expense), net	320,221	(43,194)	(40,298)
INCOME BEFORE INCOME TAXES	4,197,538	7,937,352	6,013,345
INCOME TAXES PROVISION (RECOVERY)	(2,938,849)	2,002,467	1,617,751
NET INCOME	7,136,387	5,934,885	4,395,594
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation income (loss)	2,249,081	(1,401,124)	(927,892)
COMPREHENSIVE INCOME	$ 9,385,468	$ 4,533,761	$ 3,467,702
Basic and diluted earnings per common share
Basic (in dollars per share)	$ 0.49	$ 0.49	$ 0.37
Diluted (in dollars per share)	$ 0.49	$ 0.49	$ 0.37
Weighted average number of shares outstanding
Basic (in shares)	14,695,347	12,029,538	12,000,000
Diluted (in shares)	14,695,347	12,046,045	12,000,000